INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2014	2013	2012
PRC	$(32,662,200)	$(112,653,429)	$(88,771,964)
Others	(1,478,999)	(7,656,053)	(1,038,340)
Total income before income taxes	$(34,141,199)	$(120,309,482)	$(89,810,304)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2014	2013	2012
Current taxes	$429,885	$394,900	$503,416
Deferred taxes	(4,818,786)	1,501,645	308,838
Income tax (benefit) expense	$(4,388,901)	$1,896,545	$812,254

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013	2012
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(8,535,300)	$(30,077,370)	$(22,452,576)
Tax rate differential benefit from tax holiday	2,093,006	11,593,511	5,224,798
Permanent differences	2,238,529	6,624,016	6,538,685
(Decrease)/increase in valuation allowance	(548,191)	12,024,326	11,271,912
Non-deductible tax loss	363,055	1,914,013	259,585
Other differences	-	(181,951)	(30,150)
Income tax (benefit) expense	$(4,388,901)	$1,896,545	$812,254

Schedule of Deferred Tax Assets and Liabilities, Detailed [Table Text Block]
	December 31, 2014		December 31, 2013
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$1,528,608	$-	$10,388,922 $	-
Loss carry-forwards	4,037,911	-	8,937,288	-
Long-term investments impairment	232,822	-	347,264	-
Fixed assets	133,697	(259,635)	203,092	(202,865)
Inventory valuation	1,164,298	-	148,860	-
Subsidy income	98,728	-	112,616	-
Salary payable	31,959	-	28,085	-
Intangible assets	20,133	(20,502)	-	(539,831)
Gross deferred tax assets and liabilities	7,248,156	(280,137)	20,166,127	(742,696)

Valuation allowance	(2,232,840)	-	(19,320,404)	-
Total deferred tax assets and liabilities	$5,015,316	$(280,137)	$845,723	$(742,696)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2014	2013
Current deferred tax assets	$736,568	$498,459
Long-term deferred tax assets	4,278,748	347,264
Long-term deferred tax liabilities	(280,137)	(742,696)
Total net deferred tax assets	$4,735,179	$103,027